Operational Ratios	12 Months Ended
Dec. 31, 2024
Operational Ratios
Operational Ratios

30.	Operational Ratios

The Brazilian Central Bank requires financial institutions to maintain a Regulatory Capital (RC), Tier 1 Capital, and Common Equity Tier 1 Capital (CET1) that are compatible with the risks inherent in their activities, exceeding the minimum Required Regulatory Capital, represented by aggregating the credit risk, market risk, and operational risk components.

As established in CMN Resolution No. 4,958/2021, the Regulatory Capital requirement is set at 11.50%%, comprising 8.00% of Minimum Regulatory Capital, 2.50% of Capital Conservation Buffer, and 1.00% of Systemic Risk Buffer. The Tier 1 Capital Ratio stands at 9.50%, and the Minimum Common Equity Tier 1 Capital is 8.00%. Continuing with the implementation of the rules set forth by CMN Resolution No. 4,955/2021, the calculation of capital adequacy ratios is conducted on a consolidated basis, utilizing data from the Prudential Conglomerate, as established by CMN Resolution No. 4,950/2021, demonstrated below:

Thousand of Reais	2024	2023
Tier I Regulatory Capital	85,562.9	81,259.1
Principal Capital	77,547.6	75,042.8
Supplementary capital	8,015.3	6,216.3
Tier II Regulatory Capital	15,488.4	13,644.2
Regulatory Capital (Tier I and II)	101,051.2	94,903.3
Credit Risk (1)	603,286.5	560,780.9
Market Risk (2)	43,523.7	33,002.7
Operational Risk	60,643.3	60,491.1
Total RWA (3)	707,453.5	654,274.7
Basel I Ratio	12.09	12.43
Basel Principal Capital	10.96	11.48
Basel Regulatory Capital	14.28	14.51
(1)	Credit risk exposures subject to capital requirement calculations under the standardized approach (RWACPAD) are based on the procedures established by BCB Resolution No. 229, dated May 12, 2022.
(2)	Includes the portions for market risk exposures subject to variations in interest rates (RWAjur1), foreign currency coupons (RWAjur2), price indexes (RWAjur3), and interest rate coupons (RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs), portions for exposure to gold, foreign currency and operations subject to exchange rate variation (RWAcam), and adjustment for derivatives arising from variation in the counterparty's credit quality (RWAcva).. Risk Weighted Assets or risk weighted assets.
(3)	Risk Weighted Assets or risk weighted assets.

Banco Santander discloses its Risk Management Report on a quarterly basis, which includes information on risk management, a concise description of the Recovery Plan, capital management, RC, and RWA. The report, providing more detailed insights into the assumptions, framework, and methodologies, is available at www.santander.com.br/ri.

Financial institutions are required to maintain the allocation of funds to fixed assets in alignment with the adjusted Regulatory Capital level. The funds allocated to fixed assets, determined on a consolidated basis, are limited to 50% of the value of the adjusted Regulatory Capital, as per current regulations. Banco Santander is in compliance with the established requirements.